Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 152	$ 168	$ 129
Interest cost	197	170	168
Expected return on plan assets	(208)	(176)	(191)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(5)	(4)
Actuarial loss (gain) amortization	158	264	161
Net periodic benefit cost	294	421	263
Net actuarial gain (loss) arising during the year	(719)	555	(567)
Net actuarial loss (gain) amortized during the year	158	264	161
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(5)	(4)
Total recognized in other comprehensive income (loss)	(566)	814	(410)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(860)	393	(673)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Service cost		3	5
Interest cost	3	4	7
Expected return on plan assets	(1)	(2)	(2)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(1)
Actuarial loss (gain) amortization	(6)	(9)	(7)
Net periodic benefit cost	(7)	(5)	3
Net actuarial gain (loss) arising during the year	(14)		24
Net actuarial loss (gain) amortized during the year	(6)	(9)	(7)
Net prior service credit (cost) arising during the year		35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(1)
Total recognized in other comprehensive income (loss)	(23)	25	17
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (16)	$ 30	$ 14